Commitments and Contingencies Gross and Net Carrying Values of the Equipment under Capital Leases (Details) - Equipment [Member] - USD ($) $ in Thousands	Dec. 31, 2017	Sep. 30, 2017
Capital Leased Assets [Line Items]
Gross carrying amount	$ 52,314	$ 43,727
Net carrying amount	$ 31,116	$ 30,302